Shareholder Fees - VIPFundsManager3040Portfolios-InvestorClassComboPRO	Apr. 07, 2023 USD ($)
VIPFundsManager3040Portfolios-InvestorClassComboPRO | VIP FundsManager 40% Portfolio
Shareholder Fees:
(fees paid directly from your investment)